Joint arrangements and associates	12 Months Ended
Mar. 31, 2025
Disclosure of joint ventures [abstract]
Joint arrangements and associates
51.
Joint arrangements and associates
(a)
Joint ventures

i) 3E NV along with its subsidiaries are engaged in SaaS business of (i) asset optimization and analytics of renewable energy assets including energy storage, covering the asset’s entire life cycle, and (ii) the supply of various expert services for engineering, technical and strategic decision support in the area of renewable energy. The Group classified its interest in 3E NV as a joint venture on account of equal representation by both the parties on the Board of 3E NV and the decisions about its relevant activities requiring unanimous consent of both the parties sharing control. During the year ended March 31, 2025, the Group has increased its holding in 3E from 40% to 78% without gaining control over the entity at an additional consideration of INR 1,412 (including loan conversion into equity of INR 224) for the same.

The Group decided to sell its stake in 3E NV and consequently, the investment has been disclosed as “assets held for sale” in the consolidated financial statements.

During the year ended March 31, 2024 and 2023, the Group accounted for its share of loss of INR 145 and gain of INR 99 respectively relating to the post acquisition profit/ loss of 3E NV. For the period starting from April 1, 2024 upto the date of decision to classify it as held for sale, the Group's share of loss in 3E NV was not material and hence the same was not accounted for. The carrying value of Group's investment in 3E NV as at March 31, 2025 of INR 3,868 (including goodwill of INR 3,518) is being shown as assets held for sale. While in the previous year, the same was included under ‘Investments’ with a carrying value of INR 2,456 (including goodwill of INR 2,366). Besides aforementioned, additional financial information of 3E NV is not material.

ii) The Group on August 5, 2022 entered into a joint venture agreement with Fluence Energy Singapore Pte. Ltd., to jointly establish a lithium ion Battery Energy Storage System (BESS) integration business in India including the sale, distribution and marketing of the technology and servicing the projects. The agreement prescribes the committed funding amount of USD 10, which shall be split evenly between the parties. Accordingly, the RPL has contributed USD 5 (INR 412) to the entity, Fluence India ReNew JV Private Limited (Fluence). Based on the terms contained in agreement this transaction has been classified as joint venture. The Group’s interest in the JV entity is accounted for using the equity method in these consolidated financial statements. During the year ended March 31, 2025, the Group recognised a loss of INR 27 in the consolidated statement of profit or loss as its share in the post-acquisition losses of Fluence (March 31, 2024: INR Nil; March 31, 2023: Loss of INR 6). Accordingly, the carrying value of investment in Fluence as at March 31, 2025 is INR 379 (March 31, 2024: INR 406). There are no material assets and liabilities.

iii) The Group through its subsidiary 'ReNew Private Limited' entered into an agreement on July 27, 2023 with Indian Oil Corporation of India ('IOCL) and Larsen & Toubro Limited ('L&T') to form a joint controlled entity namely 'GH4 India Private Limited' (‘GH4’) incorporated under the laws of India. The aforesaid entity was incorporated with the purpose of developing (including construction) green hydrogen (and its derivatives including green ammonia, methanol, etc.), production assets, associated renewable asset. The Company invested INR 10 to acquire 33.33% equity stake in GH4. Based on the terms contained in agreement this transaction has been classified as joint venture. The Group’s interest in the JV entity is accounted for using the equity method in these consolidated financial statements. During the year ended March 31, 2025, the Group recognised a loss of INR Nil (March 31, 2024: loss of INR 10) in the consolidated statement of profit or loss as its share in the post-acquisition losses of GH4. Accordingly, the carrying value of investment in GH4 as at March 31, 2025 stands at INR Nil (March 31,2024: INR Nil) . There are no material assets and liabilities.

(b)
Associates

The Group through its subsidiary 'ReNew Power International Limited' has 25% interest in Climate Connect Digital, which is in the business of providing data-driven decarbonization solutions. The country of incorporation and principal place of business of the associate is in United Kingdom. The interest in the aforementioned associate is not significant to the Group.

(c)
Joint Operations

The Group has 50% interest in a joint arrangement called VG DTL Transmissions Private Limited which was set up together with KP Energy Limited to develop evacuation facility for the SECI III project in the state of Gujarat. The country of incorporation and principal place of business of the joint operation is in India. The interest in joint operation is not significant to the Group.